Subsequent Events	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 8 – Subsequent Events

Effective October 12, 2022, the Company has granted an aggregate of 2,250,000 stock options (the “Options”) to certain directors and officers to purchase 2,250,000 common shares (the “Option Shares”) in the capital stock of the Company pursuant to the Company’s equity incentive plan. The Options, which vest immediately, are exercisable at an exercise price of $0.06 per Option Share for a period of ten years from the date of grant. In addition, the board of directors of the Company has approved the issuance of an aggregate of 675,000 common shares in the capital stock of the Company at a deemed price per Share of $0.052 to its officers and directors. The shares were issued as of filing date.

On October 24, 2022, the Company completed the sale of an aggregate of C$40,000 of its Units at a purchase price of C$.08 per Unit for a total of 500,000 Units. Each Unit consisted of one share of Common Stock and one common stock purchase warrant exercisable for two years to purchase one additional share of Common Stock at a price of C$0.12 per share.